Document And Entity Information	May 02, 2023
Document Information [Line Items]
Entity, Registrant Name	Whitestone REIT
Document, Type	8-K
Document, Period End Date	May 02, 2023
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-34855
Entity, Tax Identification Number	76-0594970
Entity, Address, Address Line One	2600 South Gessner
Entity, Address, Address Line Two	Suite 500
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77063
City Area Code	713
Local Phone Number	827-9595
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest, par value $0.001 per share
Trading Symbol	WSR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001175535